Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Schedule of principal subsidiaries and VIE

As of December 31, 2024, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Principal subsidiaries
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hainan Huya”)	PRC	December 4, 2019	100%	Cultural and Creative services
ELECYBER INTERNATIONAL PTE. LTD.	Singapore	September 27, 2021	100%	Internet value added services
VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

Schedule of Condensed Consolidated Statements Data for the VIEs

The following table sets forth the financial data for the VIEs on an aggregated basis as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024. For purposes of this presentation, activity within and between the VIEs have been eliminated, but transactions with other entities within the Group have been included without elimination.

Selected Condensed Consolidated Balance Sheets Data for the VIEs

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Cash and cash equivalents	7,730	11,740
Restricted cash	18,137	15,891
Short-term deposits	130,000	430,000
Accounts receivable, net	27,795	45,545
Prepayments and other current assets	232,364	288,416
Amounts due from related parties	147,582	198,115
Amounts due from Group companies (1)	954,184	724,076
Investments	600,096	408,952
Intangible assets, net	30,364	45,045
Long-term deposits	360,000	60,000
Right of use asset	—	13,951
Other assets	18,604	2,440
Total assets	2,526,856	2,244,171
Deferred revenue and advances from customers	445,888	288,165
Accrued liabilities and other current liabilities	466,890	422,230
Amount due to related parties	103,055	134,169
Other liabilities	32,489	82,408
Total liabilities	1,048,322	926,972
Total shareholders’ equity	1,478,534	1,317,199

Selected Condensed Consolidated Statements of Operation Data for the VIEs

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Third-party revenues	8,937,121	6,686,033	5,719,359
Inter-company revenues	—	—	6,196
Total cost and expenses (2)	(9,161,422)	(6,746,390)	(5,732,001)
Others, net	55,551	(94,625)	(97,675)
Loss before income tax expenses	(168,750)	(154,982)	(104,121)
Income tax expenses	(6,801)	—	(253)
Share of loss from equity method investments	(520)	—	—
Net loss	(176,071)	(154,982)	(104,374)

Selected Condensed Consolidated Cash Flows Data for the VIEs

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by operating activities (3)	379,397	56,821	24,602
Loans and advances to Group companies	(160,406)	—	—
Other investing activities	(720,237)	(49,263)	(22,838)
Net cash used in investing activities	(880,643)	(49,263)	(22,838)
Net cash used in financing activities	—	—	—

Note:

(1)	Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2022, 2023, and 2024, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.
(2)	For the years ended December 31, 2022, 2023 and 2024, VIE service fees were charged by the WFOE and other subsidiaries to the VIEs amounting to RMB6,863 million, RMB5,530 million and RMB4,622 million, respectively, which were settled as incurred.
(3)	For the years ended December 31, 2022, 2023 and 2024, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB6,433 million, RMB5,391 million and RMB4,410 million, respectively. For the years ended December 31, 2022, 2023 and 2024, RMB415 million, RMB139 million and RMB212 million of the VIE service fees were not settled by cash, but by netting off against the intercompany receivables due from the primary beneficiary of VIE.